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October 25, 2007

Mr. Jeffrey Riedler

Assistant Director

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E., Mail Stop 6010

Washington, D.C. 20549

Re:	Enterprise Acquisition Corp.
Registration Statement on Form S-1, Amendment 1
Filed September 6, 2007
File No. 333-145154

Dear Mr. Riedler:

On behalf of Enterprise Acquisition Corp. (the "Company"), we hereby respond to the Commission Staff's comment letter dated September 21, 2007 regarding the Company's Amendment No. 1 to Registration Statement on Form S-1 filed on September 6, 2007. Please note that the Company is simultaneously filing Amendment No. 2 to incorporate the Company's responses.

Please note that for the Staff's convenience, we have recited the Staff's comment in boldface type and provided the Company's response to the comment immediately thereafter.

FORM S-1

Risk Factors, page 16

1.

We note your response to comment 2. Since you refer in various parts of the filing to Staton Bell Blank Check LLC's indemnification obligation, the fact that you do not have an agreement directly with this entity seems material. Please either provide a new risk factor addressing this issue or provide a supplemental

Mr. Jeffrey Riedler

U.S. Securities and Exchange Commission

October 25, 2007

analysis under state law explaining how the agreements with the principals will bind Staton Bell Blank Check LLC.

The Company has made Staton Bell Blank Check LLC a party to the Form of Letter Agreements from Daniel C. Staton, Marc H. Bell and Maria Balodimas Staton to the Company and the underwriters (filed as Exhibits 10.1, 10.2 and 10.3 respectively).

Our officers and directors will allocate their time to other businesses ... page 23
2.	We note your response and revisions pursuant to comment 17.
•	Rather than cross-referencing the "Management – Directors and Executive Officers" section, please briefly describe within this risk factor the business activities of the officers and directors.
•	Please state the approximate number of hours per week the officers and directors are currently devoting to your company.

The Company has revised its disclosure in the second full risk factor on page 24 to describe the business activities of its officers and directors and to state that its officers and directors each currently devote no more than 10 hours per week to the Company.

Our initial stockholders, including our officers and directors, control ... page 27

3.

We note your response to comment 20. Please include a new, separate risk factor stating that you do not plan to hold an annual meeting prior to the consummation of a business combination. The risk factor should state that you will not be complying with section 211(b) of the Delaware General Corporation Law, which states, “Unless directors are elected by written consent in lieu of an, annual meeting as permitted by this subsection, an annual meeting of stockholders shall be held for the election of directors . . . .” It should also state that if shareholders want an annual meeting prior to a business combination, they will need to force one by submitting an application to the Delaware Court of Chancery. Although we understand from your response that a failure to hold an annual meeting generally does not forfeit corporate actions, it seems material for investors to know that they will not have an opportunity to vote for directors or any other corporate matters.

The Company has added a responsive risk factor on page 28.

Mr. Jeffrey Riedler

U.S. Securities and Exchange Commission

October 25, 2007

We look forward to hearing from you regarding Amendment No. 2 to the Registration Statement. If you have any questions, please call me at (305) 982-5658.

Sincerely,

/s/ Bradley D. Houser

Bradley D. Houser

cc:	Daniel C. Staton President and Chief Executive Officer Enterprise Acquisition Corp.